PROPERTY, PLANT AND EQUIPMENT, NET (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment	$ 1,088,743	$ 574,252	$ 395,505